Distribution and License Agreements (Details Narrative) - shares		1 Months Ended	12 Months Ended
	Aug. 25, 2014	Aug. 31, 2014	Mar. 31, 2016
Maximum [Member] | Qualipride International [Member]
Handling charge, percent of product cost			2.00%
Sales commission charge as percent of product cost			5.00%
Employment Contracts [Member]
Number of shares called by exercise of warrants	440,000
Employment Contracts [Member] | Share Based Compensation Award Tranche One [Member]
Number of shares called by exercise of warrants	80,000
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member]
Number of shares called by exercise of warrants	200,000
Employment Contracts [Member] | Share Based Compensation Award Tranche Three [Member]
Number of shares called by exercise of warrants	160,000
Number of warrants or shares vested	100,000
Employment Contracts [Member] | Qualipride International [Member]
Stock-based compensation, shares issued during period	240,000
Number of shares called by exercise of warrants	440,000
Employment Contracts [Member] | Qualipride International [Member] | Share Based Compensation Award Tranche One [Member]
Number of shares called by exercise of warrants	80,000
Number of warrants or shares vested	40,000
Employment Contracts [Member] | Qualipride International [Member] | Share Based Compensation Award Tranche Two [Member]
Number of shares called by exercise of warrants	200,000
Number of warrants or shares vested	100,000
Employment Contracts [Member] | Qualipride International [Member] | Share Based Compensation Award Tranche Three [Member]
Number of shares called by exercise of warrants	160,000
Number of warrants or shares vested	100,000
Employment Contracts [Member] | Maximum [Member] | Qualipride International [Member] | Share Based Compensation Award Tranche Two [Member]
Vesting period of options or warrants granted		3 years
Employment Contracts [Member] | Minimum [Member] | Qualipride International [Member] | Share Based Compensation Award Tranche Two [Member]
Vesting period of options or warrants granted		1 year